Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting
Schedule of details of net sales by groups of products

The net revenue from the sale of goods and services by groups of products for 2020, 2019 and 2018 is as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Bioscience
Haemoderivatives	4,242,502	3,993,462	3,516,704
Diagnostic
Transfusional medicine	714,164	680,766	650,180
Other diagnostic	27,630	19,937	19,797
Hospital
Fluid therapy and nutrition	41,359	47,677	52,574
Hospital supplies	58,303	67,489	58,014
Bio supplies	224,090	266,540	167,004
Others	31,990	22,820	22,451

Total	5,340,038	5,098,691	4,486,724